EDGAR


May 6, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Filing Pursuant to Rule 497(j):

         John Hancock Capital Series (the "Trust") on behalf of:
             John Hancock Classic Value Fund
             John Hancock Core Equity Fund
             John Hancock Large Cap Select Fund
             John Hancock U.S. Global Leaders Growth Fund (together the "Funds")

        File Nos.   811-1677 and 2-29502

        CERTIFICATE UNDER RULE 497(J)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Statements of Additional Information dated May 1, 2005 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from those contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

If you have any question or comment regarding the filing, please contact the undersigned at 617-375-1707.

                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     Joan O'Neill
                                                     Senior Paralegal
                                                     Federal Compliance